Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Financial consideration	$ 5,000,000
Financial consideration, payment period	2 years
Revenues	$ 13,145,344	$ 11,396,871	$ 14,827,504
Costs of products sold	1,330,704	1,361,273	1,952,575
Selling, Marketing and other	6,149,463	6,253,374	8,076,904
Income from discontinued operations	5,665,177	3,782,224	$ 4,798,025
Remaining inventory	500,000
Accounts receivable	1,922,457	1,384,254
Prepaid and other current assets	0	27,721
Inventory	540,267	2,294,922
Current assets associated with discontinued operations	2,462,724	3,706,897
Accounts payable	1,918,868	2,882,656
Other current liabilities	232,489	666,457
Current liabilities associated with discontinued operations	$ 2,151,357	$ 3,549,113